Financial Instruments and Risk Management - Disclosure of Fair Value Measurements of Assets (Details) - Recurring Fair Value Measurement - Level 2 of Fair Value Hierarchy - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value measurement of assets [line items]
Gross amount of recognized financial assets
Gross amount of recognized financial liabilities offset in the statement of financial position
Net amounts financial assets presented in the statement of financial position
Fair value of financial assets	98,691	128,921
Trade and Other Receivables
Disclosure of fair value measurement of assets [line items]
Gross amount of recognized financial assets	94,749	125,229
Gross amount of recognized financial liabilities offset in the statement of financial position
Net amounts financial assets presented in the statement of financial position	94,749	125,229
Investments at FVTPL
Disclosure of fair value measurement of assets [line items]
Gross amount of recognized financial assets	3,802	1,042
Gross amount of recognized financial liabilities offset in the statement of financial position
Net amounts financial assets presented in the statement of financial position	3,802	1,042
Investments at FVTOCI
Disclosure of fair value measurement of assets [line items]
Gross amount of recognized financial assets	140	2,650
Gross amount of recognized financial liabilities offset in the statement of financial position
Net amounts financial assets presented in the statement of financial position	$ 140	$ 2,650